TRADING ASSETS AND LIABILITIES - Investments in debt securities at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Trading securities
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Debt securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,780,993	4,673,113
Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	2,831,979	2,425,760
Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	187,295	175,794
Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	201,312	139,534
Securities issued by central banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets		13,966
Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	1,502,818	1,850,422
Securities issued by entities of the non-financial sector entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	24,975	33,942
Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 32,614	$ 33,695